PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 30, 2024 MW
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term	30 years
Useful lives, property, plant and equipment	30 years	34 years
123 MW Solar Development Assets
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through asset acquisitions | $	$ 93
Proportion of economic interest	20.00%
Utility-scale solar | 123 MW Solar Development Assets
Disclosure of detailed information about property, plant and equipment [line items]
Solar power capacity | MW			123